Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows used in operating activities:
Net loss	$ (4,207,772)	$ (4,194,215)	$ (13,106,589)	$ (10,247,133)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	836,450	1,439,094	2,505,598	3,249,194
Amortization of loan discount and fees	24,803	1,582,887	2,429,591	3,937,007
Impairment of intangibles			1,388,000
Loss on extinguishment of debt				716,517
Loss on disposition of business				1,523,940
Stock-based compensation		168,200	169,614	408,810
Shares issued for services		224,265	312,635	1,656,428
Shares issued for loan interest conversion			4,950
Change in credit reserve		(151,611)	(151,611)	202,761
Non-cash lease expense		530,312
Change in fair value of contingent consideration				(10,698,475)
Non-cash lease expense			81,374
Deferred tax expense			(119,044)	368,034
Changes in operating assets and liabilities:
Accounts receivable, net	(121,870)	(210,819)	30,766	497,771
Due from factor	49,059	(253,342)	99,236	144,755
Inventory	(251,354)	(211,846)	1,025,660	375,682
Prepaid expenses and other current assets	(1,051,087)	(101,289)	2,027	551,259
Prepaid marketing expenses	(1,016,111)
Accounts payable	(830,070)	(1,419,297)	(1,114,242)	1,900
Accrued expenses and other liabilities	480,577	198,640	498,610	1,047,730
Deferred revenue				(183,782)
Accrued interest payable		(2,039)	381,678	434,958
Due to related parties			11,909
Deposits	3,100	(77,280)
Lease liabilities		(377,500)	(602,500)
Net cash used in operating activities	(6,084,275)	(2,855,840)	(6,152,338)	(6,012,644)
Cash flows used in investing activities:
Purchase of property, equipment and software				(29,675)
Deposits				118,494
Net cash used in investing activities		(23,800)		88,819
Cash flows provided by financing activities:
Repayments from related party advances				(155,205)
Due to related parties	(9,500)	26,909
Advances from factor				154,073
Issuance of loans and note payable	100,000	490,977	790,977	5,479,611
Repayments of convertible notes and loan payable	(270,511)	(2,179,906)	(3,869,422)	(10,129,811)
Proceeds for issuance of pre-funded warrants	6,642,433
Issuance of common stock in cash		4,613,681
Exercise of warrants				1,167,566
Issuance of common stock in public offering			9,374,441	8,145,381
Net cash provided by financing activities	6,462,422	2,951,661	6,295,996	4,661,615
Net change in cash and cash equivalents	378,147	72,021	143,658	(1,262,210)
Cash and cash equivalents at beginning of period	164,431	20,773	20,773	1,283,282
Cash and cash equivalents at end of period	542,578	92,794	164,431	20,773
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest	47,000	2,039	1,838,682	711,815
Supplemental disclosure of non-cash investing and financing activities:
Right of use asset				467,738
Shares issued for services and conversion of accounts payable		313,817	313,816
Conversion of preferred shares into common stock		17
Conversion of notes into preferred stock				$ 5,759,177
Non-cash prepaid marketing expense	3,000,000
Non-cash purchase of intangible assets	3,000,000
Non-cash issuance of shares	$ 318